As filed with the Securities and Exchange Commission on November 25, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Jeffery S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006
(Names and addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

SEPTEMBER 30, 2013

Schedule of Investments Balanced Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (63.2%)

Aerospace & Defense (1.0%)
1,950	BE Aerospace, Inc.	143,949	*

Airlines (0.2%)
400	Alaska Air Group, Inc.	25,048

Auto Components (0.3%)
500	BorgWarner, Inc.	50,695

Beverages (0.6%)
1,500	Beam, Inc.	96,975

Biotechnology (2.5%)
900	Alexion Pharmaceuticals, Inc.	104,544	*
2,950	ARIAD Pharmaceuticals, Inc.	54,280	*
1,250	BioMarin Pharmaceutical, Inc.	90,275	*
750	Cubist Pharmaceuticals, Inc.	47,662	*
20	Foundation Medicine, Inc.	793	*
1,000	Incyte Corp. Ltd.	38,150	*
500	Vertex Pharmaceuticals, Inc.	37,910	*
		373,614

Building Products (0.7%)
2,500	Fortune Brands Home & Security, Inc.	104,075

Capital Markets (1.5%)
850	Affiliated Managers Group, Inc.	155,244	*
1,500	Raymond James Financial, Inc.	62,505
		217,749
Chemicals (0.7%)
1,000	Airgas, Inc.	106,050

Commercial Banks (0.3%)
500	SVB Financial Group	43,185	*

Commercial Services & Supplies (1.0%)
1,350	Stericycle, Inc.	155,790	*

Computers & Peripherals (0.2%)
500	SanDisk Corp.	29,755

Consumer Finance (0.3%)
750	Portfolio Recovery Associates, Inc.	44,955	*

Containers & Packaging (0.8%)
2,000	Packaging Corp. of America	114,180

Distributors (0.6%)
2,750	LKQ Corp.	87,615	*

Diversified Financial Services (0.8%)
700	IntercontinentalExchange, Inc.	126,994	*

Electrical Equipment (2.1%)
2,750	AMETEK, Inc.	126,555
1,250	Generac Holdings, Inc.	53,300
1,000	Roper Industries, Inc.	132,870
		312,725
Electronic Equipment, Instruments & Components (1.4%)
500	Amphenol Corp. Class A	38,690
2,750	CDW Corp.	62,783	*
3,500	Trimble Navigation Ltd.	103,985	*
		205,458
Energy Equipment & Services (1.8%)
700	Cameron International Corp.	40,859	*
450	Core Laboratories NV	76,144
400	Dril-Quip, Inc.	45,900	*
750	Frank's International NV	22,448	*
1,000	Oceaneering International, Inc.	81,240
		266,591
Food & Staples Retailing (1.5%)
1,100	PriceSmart, Inc.	104,764
2,000	Whole Foods Market, Inc.	117,000
		221,764
Food Products (1.1%)
1,000	Green Mountain Coffee Roasters, Inc.	75,330	*
500	J.M. Smucker Co.	52,520
2,000	WhiteWave Foods Co. Class A	39,940	*
		167,790
Health Care Equipment & Supplies (0.9%)
850	Cooper Cos., Inc.	110,237
1,000	Wright Medical Group, Inc.	26,080	*
		136,317
Health Care Providers & Services (1.6%)
1,750	Catamaran Corp.	80,412	*
1,200	DaVita HealthCare Partners, Inc.	68,280	*
750	Envision Healthcare Holdings, Inc.	19,523	*
500	Premier, Inc. Class A	15,850	*
1,250	Team Health Holdings, Inc.	47,425	*
		231,490
Health Care Technology (1.1%)
3,000	Cerner Corp.	157,650	*

Hotels, Restaurants & Leisure (1.2%)
750	Buffalo Wild Wings, Inc.	83,415	*
1,350	Starwood Hotels & Resorts Worldwide, Inc.	89,708
		173,123
Household Products (0.5%)
1,150	Church & Dwight Co., Inc.	69,058

IT Services (1.0%)
700	Alliance Data Systems Corp.	148,029	*

Life Sciences Tools & Services (1.4%)
500	Agilent Technologies, Inc.	25,625
1,000	ICON PLC	40,930	*
1,750	Illumina, Inc.	141,452	*
		208,007
Machinery (1.3%)
700	Chart Industries, Inc.	86,128	*
1,350	Pall Corp.	104,004
		190,132
Media (1.8%)
1,950	AMC Networks, Inc. Class A	133,536	*
1,250	Discovery Communications, Inc. Class A	105,525	*
1,250	Pandora Media, Inc.	31,412	*
		270,473
Multiline Retail (0.9%)
2,000	Dollar Tree, Inc.	114,320	*
1,000	Tuesday Morning Corp.	15,270	*
		129,590
Oil, Gas & Consumable Fuels (2.5%)
3,000	Cabot Oil & Gas Corp.	111,960
700	Concho Resources, Inc.	76,167	*
1,250	Gulfport Energy Corp.	80,425	*
2,000	Oasis Petroleum, Inc.	98,260	*
		366,812
Pharmaceuticals (2.2%)
700	Actavis, Inc.	100,800	*
1,750	Impax Laboratories, Inc.	35,892	*
700	Jazz Pharmaceuticals PLC	64,379	*
1,200	Mylan, Inc.	45,804	*
700	Perrigo Co.	86,366
		333,241
Professional Services (2.4%)
1,200	Advisory Board Co.	71,376	*
1,150	Towers Watson & Co. Class A	123,004
2,500	Verisk Analytics, Inc. Class A	162,400	*
		356,780
Real Estate Management & Development (1.1%)
1,250	Jones Lang LaSalle, Inc.	109,125
1,250	Realogy Holdings Corp.	53,775	*
		162,900
Road & Rail (1.9%)
3,000	Hertz Global Holdings, Inc.	66,480	*
1,750	J.B. Hunt Transport Services, Inc.	127,627
800	Kansas City Southern	87,488
		281,595
Semiconductors & Semiconductor Equipment (2.3%)
3,250	Avago Technologies Ltd.	140,140
2,250	Cavium, Inc.	92,700	*
500	Lam Research Corp.	25,595	*
2,000	Microchip Technology, Inc.	80,580
		339,015
Software (6.5%)
1,700	ANSYS, Inc.	147,084	*
3,000	Aspen Technology, Inc.	103,650	*
1,450	Citrix Systems, Inc.	102,384	*
750	Concur Technologies, Inc.	82,875	*
1,650	Electronic Arts, Inc.	42,158	*
2,100	Informatica Corp.	81,837	*
500	NetSuite, Inc.	53,970	*
950	Red Hat, Inc.	43,833	*
2,000	Salesforce.com, Inc.	103,820	*
1,250	Splunk, Inc.	75,050	*
1,000	Synopsys, Inc.	37,700	*
600	Ultimate Software Group, Inc.	88,440	*
		962,801
Specialty Retail (6.7%)
750	Cabela's, Inc.	47,273	*
1,800	Dick's Sporting Goods, Inc.	96,084
1,100	DSW, Inc. Class A	93,852
1,500	GameStop Corp. Class A	74,475
1,000	O'Reilly Automotive, Inc.	127,590	*
1,450	Ross Stores, Inc.	105,560
1,900	Tile Shop Holdings, Inc.	56,031	*
2,200	Tractor Supply Co.	147,774
500	Ulta Salon Cosmetics & Fragrance, Inc.	59,730	*
2,750	Urban Outfitters, Inc.	101,117	*
1,500	Williams-Sonoma, Inc.	84,300
		993,786
Textiles, Apparel & Luxury Goods (2.9%)
2,950	Fifth & Pacific Cos., Inc.	74,134	*
1,650	Hanesbrands, Inc.	102,811
750	Michael Kors Holdings Ltd.	55,890	*
850	PVH Corp.	100,886
1,250	Under Armour, Inc. Class A	99,313	*
		433,034
Thrifts & Mortgage Finance (0.9%)
2,500	Ocwen Financial Corp.	139,425	*

Trading Companies & Distributors (1.0%)
1,850	Fastenal Co.	92,963
1,100	United Rentals, Inc.	64,119	*
		157,082
Wireless Telecommunication Services (1.7%)
1,250	Crown Castle International Corp.	91,287	*
2,000	SBA Communications Corp. Class A	160,920	*
		252,207
Total Common Stocks
(Cost $5,927,416)		9,387,504

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments Balanced Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (6.6%)
300,000	U.S. Treasury Notes, 2.13%, due 11/30/14	306,856
10,000	U.S. Treasury Notes, 1.25%, due 8/31/15	10,180
85,000	U.S. Treasury Notes, 0.25%, due 9/15/15 & 4/15/16	84,655
60,000	U.S. Treasury Notes, 0.38%, due 3/15/15	60,145
410,000	U.S. Treasury Notes, 0.63%, due 7/15/16 & 8/15/16	410,412
100,000	U.S. Treasury Notes, 0.88%, due 9/15/16	100,723

	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $980,531)	972,971

Mortgage-Backed Securities (10.5%)

Adjustable Mixed Balance (2.0%)
142,631	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.65%, due 5/25/34	141,098	µ
163,834	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	150,782	µ
7,053	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.31%, due 6/19/34	7,000	µ
		298,880
Commercial Mortgage-Backed (4.4%)
100,000	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	100,000
9,034	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.51%, due 1/15/46	9,161	µ
54,431	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.99%, due 6/15/38	59,556	µ
100,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	108,326
44,997	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	45,268	ñ
131,413	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	131,756
39,663	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	40,372	ñ
11,255	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	11,286
744	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.49%, due 12/15/44	744	µ
104,659	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	112,038
36,918	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	37,457	ñ
		655,964
Mortgage-Backed Non-Agency (0.7%)
62,423	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	66,815	ñ
34,875	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	37,183	ñ
		103,998
Fannie Mae (1.7%)
76,209	Pass-Through Certificates, 3.50%, due 10/1/25	80,462
120,688	Pass-Through Certificates, 3.00%, due 9/1/27	125,076
46,301	Pass-Through Certificates, 4.50%, due 4/1/39	49,377
		254,915
Freddie Mac (1.7%)
75,035	Pass-Through Certificates, 3.50%, due 5/1/26	78,994
103,653	Pass-Through Certificates, 3.00%, due 1/1/27	107,215
60,130	Pass-Through Certificates, 4.50%, due 11/1/39	63,979
		250,188
	Total Mortgage-Backed Securities (Cost $1,587,582)	1,563,945

Corporate Debt Securities (14.6%)

Banks (4.7%)
30,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	31,557
90,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	92,027
35,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	35,257
155,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.88%, due 3/20/15	157,441
15,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	15,075
110,000	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.45%, due 10/30/14	111,257
125,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	126,576
45,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	45,139
75,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	75,550
		689,879
Beverages (0.8%)
115,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	114,933
5,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	4,989	ñ
		119,922
Commercial Services (0.3%)
35,000	ERAC USA Finance LLC, Guaranteed Notes, 2.25%, due 1/10/14	35,148	ñ
10,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	9,957	ñ
		45,105
Computers (0.2%)
35,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	35,593

Diversified Financial Services (2.8%)
45,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.65%, due 4/1/14	45,320
45,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	45,417
150,000	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	153,120
35,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	35,053	ñ
50,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	50,279
80,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	80,644
		409,833
Food (0.1%)
15,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	15,235

Healthcare Services (0.1%)
15,000	Ventas Realty L.P., Guaranteed Notes, 1.55%, due 9/26/16	15,024

Insurance (0.3%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	50,149

Internet (0.2%)
35,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	34,947

Media (1.3%)
95,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	98,738
90,000	NBC Universal Media LLC, Guaranteed Notes, 2.10%, due 4/1/14	90,727
		189,465
Mining (0.3%)
25,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	25,213
20,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	20,010
		45,223
Oil & Gas (0.4%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	50,761
15,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	15,000
		65,761
Pharmaceuticals (1.5%)
90,000	AbbVie, Inc., Senior Unsecured Notes, 1.20%, due 11/6/15	90,333
30,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	30,480
15,000	McKesson Corp., Senior Unsecured Notes, 0.95%, due 12/4/15	15,016
25,000	Mylan, Inc., Guaranteed Notes, 1.80%, due 6/24/16	25,109	ñ
55,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	57,142
5,000	Zoetis, Inc., Senior Unsecured Notes, 1.15%, due 2/1/16	5,020	ñ
		223,100
Pipelines (0.3%)
20,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	20,106
30,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	30,095
		50,201
Retail (0.4%)
55,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	55,544

Telecommunications (0.9%)
80,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	80,199
45,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	46,392
		126,591
	Total Corporate Debt Securities (Cost $2,141,518)	2,171,572

Asset-Backed Securities (3.7%)
175,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.42%, due 5/15/20	174,559	µ
100,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.28%, due 4/24/17	99,842	µ
302	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	302
19,246	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	19,263
50,955	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	50,960
12,025	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	12,038
78,200	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	78,198
114,275	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.35%, due 4/25/23	113,853	µ

	Total Asset-Backed Securities (Cost $549,889)	549,015

NUMBER OF SHARES

Short-Term Investments (1.2%)
172,290	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $172,290)	172,290

	Total Investments (99.8%) (Cost $11,359,226)	14,817,297	##

	Cash, receivables and other assets, less liabilities (0.2%)	33,076

	Total Net Assets (100.0%)	$14,850,373

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (94.4%)

Aerospace & Defense (1.6%)
1,700	BE Aerospace, Inc.	125,494	*

Airlines (0.3%)
350	Alaska Air Group, Inc.	21,917

Auto Components (0.6%)
450	BorgWarner, Inc.	45,626

Beverages (1.0%)
1,200	Beam, Inc.	77,580

Biotechnology (3.8%)
750	Alexion Pharmaceuticals, Inc.	87,120	*
2,350	ARIAD Pharmaceuticals, Inc.	43,240	*
1,000	BioMarin Pharmaceutical, Inc.	72,220	*
500	Cubist Pharmaceuticals, Inc.	31,775	*
10	Foundation Medicine, Inc.	396	*
950	Incyte Corp. Ltd.	36,243	*
450	Vertex Pharmaceuticals, Inc.	34,119	*
		305,113
Building Products (1.0%)
2,000	Fortune Brands Home & Security, Inc.	83,260

Capital Markets (2.0%)
650	Affiliated Managers Group, Inc.	118,716	*
950	Raymond James Financial, Inc.	39,586
		158,302
Chemicals (1.3%)
950	Airgas, Inc.	100,748

Commercial Banks (0.4%)
350	SVB Financial Group	30,230	*

Commercial Services & Supplies (1.6%)
1,100	Stericycle, Inc.	126,940	*

Computers & Peripherals (0.3%)
450	SanDisk Corp.	26,780

Consumer Finance (0.4%)
500	Portfolio Recovery Associates, Inc.	29,970	*

Containers & Packaging (1.1%)
1,500	Packaging Corp. of America	85,635

Distributors (0.8%)
2,100	LKQ Corp.	66,906	*

Diversified Financial Services (1.4%)
600	IntercontinentalExchange, Inc.	108,852	*

Electrical Equipment (3.5%)
2,350	AMETEK, Inc.	108,147
1,100	Generac Holdings, Inc.	46,904
950	Roper Industries, Inc.	126,226
		281,277
Electronic Equipment, Instruments & Components (2.1%)
450	Amphenol Corp. Class A	34,821
2,100	CDW Corp.	47,943	*
2,800	Trimble Navigation Ltd.	83,188	*
		165,952
Energy Equipment & Services (2.6%)
500	Cameron International Corp.	29,185	*
350	Core Laboratories NV	59,223
350	Dril-Quip, Inc.	40,162	*
750	Frank's International NV	22,448	*
700	Oceaneering International, Inc.	56,868
		207,886
Food & Staples Retailing (2.1%)
750	PriceSmart, Inc.	71,430
1,700	Whole Foods Market, Inc.	99,450
		170,880
Food Products (1.8%)
950	Green Mountain Coffee Roasters, Inc.	71,563	*
400	J.M. Smucker Co.	42,016
1,650	WhiteWave Foods Co. Class A	32,951	*
		146,530
Health Care Equipment & Supplies (1.4%)
700	Cooper Cos., Inc.	90,783
950	Wright Medical Group, Inc.	24,776	*
		115,559
Health Care Providers & Services (2.4%)
1,500	Catamaran Corp.	68,925	*
950	DaVita HealthCare Partners, Inc.	54,055	*
750	Envision Healthcare Holdings, Inc.	19,522	*
500	Premier, Inc. Class A	15,850	*
950	Team Health Holdings, Inc.	36,043	*
		194,395
Health Care Technology (1.5%)
2,350	Cerner Corp.	123,493	*

Hotels, Restaurants & Leisure (1.8%)
700	Buffalo Wild Wings, Inc.	77,854	*
1,050	Starwood Hotels & Resorts Worldwide, Inc.	69,773
		147,627
Household Products (0.7%)
950	Church & Dwight Co., Inc.	57,048

Internet Software & Services (0.4%)
1,200	Pandora Media, Inc.	30,156	*

IT Services (1.5%)
550	Alliance Data Systems Corp.	116,309	*

Life Sciences Tools & Services (2.1%)
500	Agilent Technologies, Inc.	25,625
800	ICON PLC	32,744	*
1,350	Illumina, Inc.	109,120	*
		167,489
Machinery (1.7%)
500	Chart Industries, Inc.	61,520	*
950	Pall Corp.	73,188
		134,708
Media (2.2%)
1,550	AMC Networks, Inc. Class A	106,144	*
850	Discovery Communications, Inc. Class A	71,757	*
		177,901
Multiline Retail (1.4%)
1,650	Dollar Tree, Inc.	94,314	*
1,000	Tuesday Morning Corp.	15,270	*
		109,584
Oil, Gas & Consumable Fuels (3.7%)
2,600	Cabot Oil & Gas Corp.	97,032
600	Concho Resources, Inc.	65,286	*
950	Gulfport Energy Corp.	61,123	*
1,400	Oasis Petroleum, Inc.	68,782	*
		292,223
Pharmaceuticals (3.5%)
550	Actavis, Inc.	79,200	*
1,400	Impax Laboratories, Inc.	28,714	*
700	Jazz Pharmaceuticals PLC	64,379	*
950	Mylan, Inc.	36,261	*
550	Perrigo Co.	67,859
		276,413
Professional Services (3.5%)
850	Advisory Board Co.	50,558	*
950	Towers Watson & Co. Class A	101,612
1,900	Verisk Analytics, Inc. Class A	123,424	*
		275,594
Real Estate Management & Development (1.6%)
950	Jones Lang LaSalle, Inc.	82,935
950	Realogy Holdings Corp.	40,869	*
		123,804
Road & Rail (2.8%)
2,500	Hertz Global Holdings, Inc.	55,400	*
1,400	J.B. Hunt Transport Services, Inc.	102,102
600	Kansas City Southern	65,616
		223,118
Semiconductors & Semiconductor Equipment (3.2%)
2,350	Avago Technologies Ltd.	101,332
1,650	Cavium, Inc.	67,980	*
450	Lam Research Corp.	23,036	*
1,650	Microchip Technology, Inc.	66,478
		258,826
Software (9.8%)
1,350	ANSYS, Inc.	116,802	*
2,350	Aspen Technology, Inc.	81,192	*
1,300	Citrix Systems, Inc.	91,793	*
650	Concur Technologies, Inc.	71,825	*
1,350	Electronic Arts, Inc.	34,493	*
1,650	Informatica Corp.	64,300	*
350	NetSuite, Inc.	37,779	*
800	Red Hat, Inc.	36,912	*
1,400	Salesforce.com, Inc.	72,674	*
1,150	Splunk, Inc.	69,046	*
950	Synopsys, Inc.	35,815	*
450	Ultimate Software Group, Inc.	66,330	*
		778,961
Specialty Retail (9.9%)
450	Cabela's, Inc.	28,364	*
1,400	Dick's Sporting Goods, Inc.	74,732
950	DSW, Inc. Class A	81,054
1,200	GameStop Corp. Class A	59,580
750	O'Reilly Automotive, Inc.	95,692	*
1,150	Ross Stores, Inc.	83,720
1,500	Tile Shop Holdings, Inc.	44,235	*
1,700	Tractor Supply Co.	114,189
450	Ulta Salon Cosmetics & Fragrance, Inc.	53,757	*
2,150	Urban Outfitters, Inc.	79,055	*
1,300	Williams-Sonoma, Inc.	73,060
		787,438
Textiles, Apparel & Luxury Goods (4.4%)
2,800	Fifth & Pacific Cos., Inc.	70,364	*
1,300	Hanesbrands, Inc.	81,003
750	Michael Kors Holdings Ltd.	55,890	*
650	PVH Corp.	77,148
850	Under Armour, Inc. Class A	67,533	*
		351,938
Thrifts & Mortgage Finance (1.3%)
1,900	Ocwen Financial Corp.	105,963	*

Trading Companies & Distributors (1.6%)
1,400	Fastenal Co.	70,350
1,000	United Rentals, Inc.	58,290	*
		128,640
Wireless Telecommunication Services (2.3%)
950	Crown Castle International Corp.	69,378	*
1,400	SBA Communications Corp. Class A	112,644	*
		182,022
Total Common Stocks
(Cost $4,516,210)		7,525,087

Short-Term Investments (6.0%)
480,134	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $480,134)	480,134

Total Investments (100.4%)
(Cost $4,996,344)		8,005,221	##

Liabilities, less cash, receivables and other assets [(0.4%)]		(35,382)

Total Net Assets (100.0%)		$7,969,839

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments Guardian Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (99.2%)

Auto Components (2.3%)
21,057	BorgWarner, Inc.	2,134,969

Beverages (6.9%)
42,977	Anheuser-Busch InBev NV ADR	4,263,319
56,080	Coca-Cola Co.	2,124,310
		6,387,629
Capital Markets (2.2%)
55,256	Lazard Ltd. Class A	1,990,321

Chemicals (2.1%)
19,166	Ecolab, Inc.	1,892,834

Consumer Finance (4.5%)
54,560	American Express Co.	4,120,371

Diversified Financial Services (9.3%)
34,398	Berkshire Hathaway, Inc. Class B	3,904,517	*
16,665	CME Group, Inc.	1,231,210
18,860	IntercontinentalExchange, Inc.	3,421,581	*
		8,557,308
Diversified Telecommunication Services (1.0%)
31,587	tw telecom, Inc.	943,346	*

Electronic Equipment, Instruments & Components (2.0%)
59,476	National Instruments Corp.	1,839,593

Energy Equipment & Services (5.8%)
37,346	Cameron International Corp.	2,179,886	*
36,373	Schlumberger Ltd.	3,213,918
		5,393,804
Food & Staples Retailing (1.0%)
7,983	Costco Wholesale Corp.	919,003

Food Products (1.2%)
17,517	McCormick & Co., Inc.	1,133,350

Health Care Equipment & Supplies (2.6%)
38,890	Covidien PLC	2,369,957

Household Durables (4.8%)
161,157	Newell Rubbermaid, Inc.	4,431,817

Household Products (2.7%)
33,089	Procter & Gamble Co.	2,501,197

Industrial Conglomerates (8.4%)
27,007	3M Co.	3,224,906
65,796	Danaher Corp.	4,560,979
		7,785,885
Industrial Gases (2.0%)
15,075	Praxair, Inc.	1,812,166

Insurance (3.8%)
127,903	Progressive Corp.	3,482,799

Internet Software & Services (1.8%)
1,897	Google, Inc. Class A	1,661,601	*

IT Services (1.4%)
1,931	MasterCard, Inc. Class A	1,299,138

Leisure Equipment & Products (3.5%)
25,288	Polaris Industries, Inc.	3,266,704

Machinery (1.8%)
22,025	Pall Corp.	1,696,806

Media (2.2%)
26,515	Scripps Networks Interactive, Inc. Class A	2,071,087

Metals & Mining (2.1%)
39,223	Nucor Corp.	1,922,711

Oil, Gas & Consumable Fuels (3.3%)
159,809	BG Group PLC	3,054,130

Pharmaceuticals (3.0%)
10,343	Roche Holding AG	2,789,471

Road & Rail (1.9%)
24,348	J.B. Hunt Transport Services, Inc.	1,775,700

Semiconductors & Semiconductor Equipment (8.3%)
77,953	Altera Corp.	2,896,734
118,286	Texas Instruments, Inc.	4,763,377
		7,660,111
Software (3.2%)
44,866	Intuit, Inc.	2,975,064

Specialty Retail (2.1%)
33,900	TJX Cos., Inc.	1,911,621

Trading Companies & Distributors (2.0%)
6,874	W.W. Grainger, Inc.	1,798,995

Total Common Stocks
(Cost $59,804,766)		91,579,488

Short-Term Investments (0.9%)
809,428	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $809,428)	809,428

Total Investments (100.1%)
(Cost $60,614,194)		92,388,916	##

Liabilities, less cash, receivables and other assets [(0.1%)]		(130,143)

Total Net Assets (100.0%)		$92,258,773

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments International Equity Portfoliob
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (99.9%)

Australia (1.5%)
21,690	Brambles Ltd.	184,337
12,530	Iluka Resources Ltd.	133,959
		318,296
Austria (1.1%)
3,895	Andritz AG	228,980

Belgium (1.0%)
3,615	Colruyt SA	200,684

Brazil (0.8%)
17,350	SLC Agricola SA	172,067

Canada (8.6%)
1,560	Agrium, Inc.	131,087
1,585	Alimentation Couche-Tard, Inc. Class B	98,819
11,560	ATS Automation Tooling Systems, Inc.	154,650	*
3,827	Cenovus Energy, Inc.	114,210
9,022	Corus Entertainment, Inc., B Shares	216,868
2,770	Dollarama, Inc.	225,112
2,590	Home Capital Group, Inc.	181,115
3,253	MacDonald, Dettwiler & Associates Ltd.	251,037
21,015	New Gold, Inc.	125,268	*
2,500	ShawCor Ltd.	105,432
6,845	Silver Wheaton Corp.	169,588
		1,773,186
China (2.1%)
5,345	China Mobile Ltd. ADR	301,618
193,000	Industrial & Commercial Bank of China Ltd., H Shares	134,624
		436,242
Denmark (2.0%)
9,165	Sydbank A/S	239,054	*
1,857	Tryg A/S	170,943
		409,997
France (9.0%)
2,355	Arkema SA	262,364
8,598	Eutelsat Communications SA	271,835
1,210	Pernod-Ricard SA	150,256
2,418	Publicis Groupe SA	192,412
13,687	Rexel SA	348,109
2,700	Sanofi	273,843
3,816	Sodexo	356,056
		1,854,875
Germany (11.0%)
1,735	Bayer AG	204,582
1,825	Brenntag AG	303,804
1,630	Continental AG	276,305
3,541	Deutsche Boerse AG	266,397
3,573	Gerresheimer AG	214,038
2,050	Henkel AG & Co. KGaA, Preference Shares	211,246
1,466	Linde AG	290,352
3,020	SAP AG ADR	223,238
1,187	Volkswagen AG, Preference Shares	279,816
		2,269,778
Ireland (0.5%)
2,460	DCC PLC	100,638

Israel (2.8%)
153,810	Bezeq Israeli Telecommunication Corp. Ltd.	282,825
5,135	Check Point Software Technologies Ltd.	290,435	*
		573,260
Japan (16.3%)
1,800	FANUC Corp.	296,841
17,600	KANSAI PAINT Co. Ltd.	233,127
49	Kenedix Realty Investment Corp.	240,775
900	KEYENCE Corp.	341,065
5,900	Nihon Kohden Corp.	240,994
5,700	PIGEON Corp.	279,506
3,100	Pola Orbis Holdings, Inc.	111,013
4,050	Sanrio Co. Ltd.	248,451
1,100	SMC Corp.	261,193
2,200	SOFTBANK Corp.	151,971
4,500	SUGI HOLDINGS Co. Ltd.	192,736
7,300	Sundrug Co. Ltd.	363,905
6,300	TOYOTA MOTOR Corp.	401,862
		3,363,439
Korea (1.6%)
515	Samsung Electronics Co. Ltd. GDR	328,570

Netherlands (6.6%)
3,445	Akzo Nobel NV	226,387
2,215	ASML Holding NV	218,749
14,715	Koninklijke Ahold NV	254,912
2,850	Nielsen Holdings NV	103,883
4,888	Nutreco NV	255,351
7,781	Unilever NV	302,690
		1,361,972
Nigeria (0.6%)
61,330	Afren PLC	137,314	*

Norway (2.5%)
17,256	DNB ASA	262,000
69,955	Norwegian Property ASA	92,486
20,679	ProSafe SE	165,068
		519,554
Russia (0.8%)
13,965	Sberbank of Russia ADR	168,278

Singapore (1.8%)
3,900	Jardine Matheson Holdings Ltd.	214,110
9,200	United Overseas Bank Ltd.	151,579
		365,689
Sweden (2.7%)
6,017	Elekta AB, B Shares	96,808
19,935	Nordea Bank AB	240,398
17,330	Telefonaktiebolaget LM Ericsson, B Shares	230,556
		567,762
Switzerland (13.7%)
966	Bucher Industries AG	247,495
229	Givaudan SA	334,504	*
2,200	Julius Baer Group Ltd.	102,659	*
360	Kaba Holding AG	159,230	*
4,007	Novartis AG	307,941
805	Partners Group Holding AG	197,345
1,546	Roche Holding AG	416,951
137	SGS SA	327,067
98	Sika AG	285,650
2,295	Sulzer AG	355,283
4,950	UBS AG	101,261	*
		2,835,386
Turkey (0.3%)
115,618	Sinpas Gayrimenkul Yatirim Ortakligi A/S	60,669

United Kingdom (11.9%)
38,841	Amlin PLC	254,789
3,045	Aon PLC	226,670
12,905	Bunzl PLC	279,534
16,730	Diploma PLC	176,860
5,422	Experian PLC	103,313
11,980	ICAP PLC	72,593
61,670	Mitie Group PLC	295,419
17,359	Reed Elsevier PLC	234,094
46,740	RPS Group PLC	202,789
2,910	SABMiller PLC	148,090
13,035	Synergy Health PLC	231,282
3,700	Travis Perkins PLC	98,834
7,873	Tullow Oil PLC	130,515
		2,454,782
United States (0.7%)
6,920	Taminco Corp.	140,476	*

Total Common Stocks
(Cost $16,434,771)		20,641,894

Short-Term Investments (0.3%)
71,318	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $71,318)	71,318

Total Investments (100.2%)
(Cost $16,506,089)		20,713,212	##

Liabilities, less cash, receivables and other assets [(0.2%)]		(48,116)

Total Net Assets (100.0%)		$20,665,096

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Equity Portfolio (Unaudited)b

	Investments at	Percentage of
Industry	Value†	Net Assets
Chemicals	$1,903,947	9.3%
Machinery	1,544,442	7.5%
Pharmaceuticals	1,203,317	5.8%
Commercial Banks	1,195,934	5.8%
Food & Staples Retailing	1,111,056	5.4%
Trading Companies & Distributors	1,030,281	5.0%
Media	915,209	4.4%
Commercial Services & Supplies	841,775	4.1%
Food Products	730,108	3.5%
Automobiles	681,678	3.3%
Insurance	652,402	3.2%
Semiconductors & Semiconductor Equipment	547,319	2.6%
Professional Services	534,263	2.6%
Electronic Equipment, Instruments & Components	517,925	2.5%
Software	513,673	2.5%
Household Products	490,751	2.4%
Capital Markets	473,858	2.3%
Wireless Telecommunication Services	453,589	2.2%
Metals & Mining	428,815	2.1%
Oil, Gas & Consumable Fuels	382,039	1.9%
Hotels, Restaurants & Leisure	356,056	1.7%
Health Care Equipment & Supplies	337,802	1.6%
Industrial Conglomerates	314,748	1.5%
Real Estate Investment Trusts	301,444	1.5%
Beverages	298,346	1.4%
Diversified Telecommunication Services	282,825	1.4%
Auto Components	276,305	1.3%
Energy Equipment & Services	270,500	1.3%
Diversified Financial Services	266,397	1.3%
Aerospace & Defense	251,037	1.2%
Specialty Retail	248,451	1.2%
Health Care Providers & Services	231,282	1.1%
Communications Equipment	230,556	1.1%
Multiline Retail	225,112	1.1%
Life Sciences Tools & Services	214,038	1.0%
Thrifts & Mortgage Finance	181,115	0.9%
Personal Products	111,013	0.5%
Real Estate Management & Development	92,486	0.4%
Short-Term Investments and Other Assets-Net	23,202	0.1%
	$20,665,096	100.0%

SEPTEMBER 30, 2013

Schedule of Investments Large Cap Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.7%)

Aerospace & Defense (2.6%)
10,678	Northrop Grumman Corp.	1,017,186
9,248	Raytheon Co.	712,744
		1,729,930
Airlines (2.9%)
44,119	United Continental Holdings, Inc.	1,354,894	*
27,753	US Airways Group, Inc.	526,197	*
		1,881,091
Auto Components (0.8%)
5,055	BorgWarner, Inc.	512,526

Capital Markets (7.0%)
48,902	Bank of New York Mellon Corp.	1,476,351
9,108	Goldman Sachs Group, Inc.	1,440,977
32,075	Invesco Ltd.	1,023,193
24,438	Morgan Stanley	658,604
		4,599,125
Chemicals (6.8%)
49,564	Dow Chemical Co.	1,903,258
24,956	LyondellBasell Industries NV Class A	1,827,528
6,820	Monsanto Co.	711,803
		4,442,589
Commercial Banks (6.2%)
20,089	Comerica, Inc.	789,698
76,927	Mitsubishi UFJ Financial Group, Inc. ADR	493,102
8,795	PNC Financial Services Group, Inc.	637,198
51,310	Regions Financial Corp.	475,131
38,797	Sumitomo Mitsui Financial Group, Inc. ADR	377,495
30,578	Wells Fargo & Co.	1,263,483
		4,036,107
Communications Equipment (3.7%)
76,213	Cisco Systems, Inc.	1,784,908
32,158	Juniper Networks, Inc.	638,658	*
		2,423,566
Computers & Peripherals (5.0%)
58,077	EMC Corp.	1,484,448
20,494	NetApp, Inc.	873,454
15,847	SanDisk Corp.	943,055
		3,300,957
Construction & Engineering (1.3%)
12,368	Fluor Corp.	877,633

Diversified Financial Services (10.1%)
40,470	Citigroup, Inc.	1,963,200
21,619	CME Group, Inc.	1,597,212
59,864	J.P. Morgan Chase & Co.	3,094,370
		6,654,782
Electrical Equipment (0.9%)
9,024	Eaton Corp. PLC	621,212

Energy Equipment & Services (3.3%)
6,315	Baker Hughes, Inc.	310,067
22,306	Halliburton Co.	1,074,034
21,327	Rowan Cos. PLC Class A	783,127	*
		2,167,228
Food Products (1.4%)
18,117	Archer-Daniels-Midland Co.	667,430
11,342	WhiteWave Foods Co. Class A	226,500	*
		893,930
Health Care Equipment & Supplies (1.7%)
67,121	Boston Scientific Corp.	788,001	*
2,685	C.R. Bard, Inc.	309,312
		1,097,313
Health Care Providers & Services (4.4%)
9,506	Aetna, Inc.	608,574
7,085	Cigna Corp.	544,553
6,112	Laboratory Corporation of America Holdings	605,944	*
15,890	UnitedHealth Group, Inc.	1,137,883
		2,896,954
Hotels, Restaurants & Leisure (1.8%)
35,792	Carnival Corp.	1,168,251

Household Products (0.7%)
5,925	Procter & Gamble Co.	447,871

Insurance (6.3%)
38,425	American International Group, Inc.	1,868,607
39,220	Lincoln National Corp.	1,646,848
12,545	MetLife, Inc.	588,988
		4,104,443
Internet Software & Services (2.7%)
35,850	Facebook, Inc. Class A	1,801,104	*

IT Services (0.3%)
2,717	Cognizant Technology Solutions Corp. Class A	223,120	*

Machinery (10.3%)
23,070	Cummins, Inc.	3,065,311
6,956	Joy Global, Inc.	355,034
13,413	Kubota Corp. ADR	976,467
8,664	Makita Corp. ADR	505,544
25,546	Manitowoc Co., Inc.	500,191
9,872	Parker Hannifin Corp.	1,073,284
7,907	Terex Corp.	265,675	*
		6,741,506
Metals & Mining (4.8%)
6,855	Carpenter Technology Corp.	398,344
24,498	Cliffs Natural Resources, Inc.	502,209
28,637	Newmont Mining Corp.	804,700
15,320	Nucor Corp.	750,986
35,099	United States Steel Corp.	722,689
		3,178,928
Oil, Gas & Consumable Fuels (7.2%)
30,270	Exxon Mobil Corp.	2,604,431
8,807	Occidental Petroleum Corp.	823,806
12,892	Range Resources Corp.	978,374
9,865	Spectra Energy Corp.	337,679
		4,744,290
Pharmaceuticals (1.2%)
16,617	Merck & Co., Inc.	791,135

Semiconductors & Semiconductor Equipment (2.3%)
26,258	Altera Corp.	975,747
8,759	KLA-Tencor Corp.	532,985
		1,508,732
Software (0.6%)
12,692	CA, Inc.	376,572

Specialty Retail (2.4%)
17,292	Best Buy Co., Inc.	648,450
62,291	Staples, Inc.	912,563
		1,561,013
Total Common Stocks
(Cost $56,513,993)		64,781,908

Short-Term Investments (1.0%)
668,435	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $668,435)	668,435

Total Investments (99.7%)
(Cost $57,182,428)		65,450,343	##

Cash, receivables and other assets, less liabilities (0.3%)		166,494

Total Net Assets (100.0%)		$65,616,837

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.6%)

Aerospace & Defense (1.5%)
36,800	BE Aerospace, Inc.	2,716,576	*

Airlines (0.3%)
7,500	Alaska Air Group, Inc.	469,650

Auto Components (0.6%)
10,000	BorgWarner, Inc.	1,013,900

Beverages (0.9%)
25,700	Beam, Inc.	1,661,505

Biotechnology (3.8%)
17,500	Alexion Pharmaceuticals, Inc.	2,032,800	*
51,500	ARIAD Pharmaceuticals, Inc.	947,600	*
22,500	BioMarin Pharmaceutical, Inc.	1,624,950	*
12,500	Cubist Pharmaceuticals, Inc.	794,375	*
300	Foundation Medicine, Inc.	11,892	*
20,000	Incyte Corp. Ltd.	763,000	*
10,000	Vertex Pharmaceuticals, Inc.	758,200	*
		6,932,817
Building Products (1.1%)
49,000	Fortune Brands Home & Security, Inc.	2,039,870

Capital Markets (2.3%)
16,500	Affiliated Managers Group, Inc.	3,013,560	*
30,000	Raymond James Financial, Inc.	1,250,100
		4,263,660
Chemicals (1.3%)
22,500	Airgas, Inc.	2,386,125

Commercial Banks (0.4%)
8,500	SVB Financial Group	734,145	*

Commercial Services & Supplies (1.6%)
25,000	Stericycle, Inc.	2,885,000	*

Computers & Peripherals (0.3%)
10,000	SanDisk Corp.	595,100

Consumer Finance (0.4%)
12,500	Portfolio Recovery Associates, Inc.	749,250	*

Containers & Packaging (1.1%)
34,300	Packaging Corp. of America	1,958,187

Distributors (0.9%)
49,000	LKQ Corp.	1,561,140	*

Diversified Financial Services (1.4%)
14,000	IntercontinentalExchange, Inc.	2,539,880	*

Electrical Equipment (3.7%)
57,500	AMETEK, Inc.	2,646,150
24,500	Generac Holdings, Inc.	1,044,680
23,000	Roper Industries, Inc.	3,056,010
		6,746,840
Electronic Equipment, Instruments & Components (2.2%)
11,000	Amphenol Corp. Class A	851,180
50,000	CDW Corp.	1,141,500	*
67,500	Trimble Navigation Ltd.	2,005,425	*
		3,998,105
Energy Equipment & Services (2.8%)
13,500	Cameron International Corp.	787,995	*
7,400	Core Laboratories NV	1,252,154
7,500	Dril-Quip, Inc.	860,625	*
22,500	Frank's International NV	673,425	*
18,400	Oceaneering International, Inc.	1,494,816
		5,069,015
Food & Staples Retailing (2.2%)
19,600	PriceSmart, Inc.	1,866,704
36,000	Whole Foods Market, Inc.	2,106,000
		3,972,704
Food Products (1.7%)
17,200	Green Mountain Coffee Roasters, Inc.	1,295,676	*
10,000	J.M. Smucker Co.	1,050,400
40,000	WhiteWave Foods Co. Class A	798,800	*
		3,144,876
Health Care Equipment & Supplies (1.4%)
15,200	Cooper Cos., Inc.	1,971,288
20,000	Wright Medical Group, Inc.	521,600	*
		2,492,888
Health Care Providers & Services (2.5%)
37,500	Catamaran Corp.	1,723,125	*
20,000	DaVita HealthCare Partners, Inc.	1,138,000	*
15,000	Envision Healthcare Holdings, Inc.	390,450	*
10,000	Premier, Inc. Class A	317,000	*
24,500	Team Health Holdings, Inc.	929,530	*
		4,498,105
Health Care Technology (1.7%)
57,500	Cerner Corp.	3,021,625	*

Hotels, Restaurants & Leisure (1.8%)
15,400	Buffalo Wild Wings, Inc.	1,712,788	*
24,500	Starwood Hotels & Resorts Worldwide, Inc.	1,628,025
		3,340,813
Household Products (0.7%)
20,000	Church & Dwight Co., Inc.	1,201,000

Internet Software & Services (0.4%)
27,500	Pandora Media, Inc.	691,075	*

IT Services (1.6%)
13,500	Alliance Data Systems Corp.	2,854,845	*

Life Sciences Tools & Services (2.4%)
12,500	Agilent Technologies, Inc.	640,625
20,000	ICON PLC	818,600	*
35,600	Illumina, Inc.	2,877,548	*
		4,336,773
Machinery (1.9%)
12,000	Chart Industries, Inc.	1,476,480	*
25,000	Pall Corp.	1,926,000
		3,402,480
Media (2.3%)
38,000	AMC Networks, Inc. Class A	2,602,240	*
19,600	Discovery Communications, Inc. Class A	1,654,632	*
		4,256,872
Multiline Retail (1.4%)
37,500	Dollar Tree, Inc.	2,143,500	*
25,000	Tuesday Morning Corp.	381,750	*
		2,525,250
Oil, Gas & Consumable Fuels (3.8%)
60,000	Cabot Oil & Gas Corp.	2,239,200
15,000	Concho Resources, Inc.	1,632,150	*
22,500	Gulfport Energy Corp.	1,447,650	*
33,600	Oasis Petroleum, Inc.	1,650,768	*
		6,969,768
Pharmaceuticals (3.5%)
13,500	Actavis, Inc.	1,944,000	*
30,000	Impax Laboratories, Inc.	615,300	*
15,000	Jazz Pharmaceuticals PLC	1,379,550	*
23,800	Mylan, Inc.	908,446	*
13,000	Perrigo Co.	1,603,940
		6,451,236
Professional Services (3.6%)
24,500	Advisory Board Co.	1,457,260	*
20,800	Towers Watson & Co. Class A	2,224,768
45,000	Verisk Analytics, Inc. Class A	2,923,200	*
		6,605,228
Real Estate Management & Development (1.7%)
23,300	Jones Lang LaSalle, Inc.	2,034,090
22,500	Realogy Holdings Corp.	967,950	*
		3,002,040
Road & Rail (3.6%)
7,500	Canadian Pacific Railway Ltd.	924,750
60,000	Hertz Global Holdings, Inc.	1,329,600	*
36,000	J.B. Hunt Transport Services, Inc.	2,625,480
14,700	Kansas City Southern	1,607,592
		6,487,422
Semiconductors & Semiconductor Equipment (3.4%)
61,000	Avago Technologies Ltd.	2,630,320
40,000	Cavium, Inc.	1,648,000	*
10,000	Lam Research Corp.	511,900	*
36,800	Microchip Technology, Inc.	1,482,672
		6,272,892
Software (9.5%)
31,000	ANSYS, Inc.	2,682,120	*
53,900	Aspen Technology, Inc.	1,862,245	*
25,900	Citrix Systems, Inc.	1,828,799	*
15,000	Concur Technologies, Inc.	1,657,500	*
30,000	Electronic Arts, Inc.	766,500	*
40,000	Informatica Corp.	1,558,800	*
7,500	NetSuite, Inc.	809,550	*
17,500	Red Hat, Inc.	807,450	*
30,000	Salesforce.com, Inc.	1,557,300	*
24,500	Splunk, Inc.	1,470,980	*
20,000	Synopsys, Inc.	754,000	*
10,500	Ultimate Software Group, Inc.	1,547,700	*
		17,302,944
Specialty Retail (10.4%)
15,000	Cabela's, Inc.	945,450	*
35,000	Dick's Sporting Goods, Inc.	1,868,300
20,800	DSW, Inc. Class A	1,774,656
30,000	GameStop Corp. Class A	1,489,500
19,100	O'Reilly Automotive, Inc.	2,436,969	*
27,000	Ross Stores, Inc.	1,965,600
35,000	Tile Shop Holdings, Inc.	1,032,150	*
39,200	Tractor Supply Co.	2,633,064
10,000	Ulta Salon Cosmetics & Fragrance, Inc.	1,194,600	*
51,500	Urban Outfitters, Inc.	1,893,655	*
30,000	Williams-Sonoma, Inc.	1,686,000
		18,919,944
Textiles, Apparel & Luxury Goods (4.5%)
63,800	Fifth & Pacific Cos., Inc.	1,603,294	*
29,900	Hanesbrands, Inc.	1,863,069
17,500	Michael Kors Holdings Ltd.	1,304,100	*
14,700	PVH Corp.	1,744,743
22,100	Under Armour, Inc. Class A	1,755,845	*
		8,271,051
Thrifts & Mortgage Finance (1.4%)
44,100	Ocwen Financial Corp.	2,459,457	*

Trading Companies & Distributors (1.7%)
35,000	Fastenal Co.	1,758,750
23,300	United Rentals, Inc.	1,358,157	*
		3,116,907
Wireless Telecommunication Services (2.9%)
25,000	Crown Castle International Corp.	1,825,750	*
42,500	SBA Communications Corp. Class A	3,419,550	*
		5,245,300
Total Common Stocks
(Cost $116,709,965)		179,164,260

Short-Term Investments (1.5%)
2,735,737	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,735,737)	2,735,737

Total Investments (100.1%)
(Cost $119,445,702)		181,899,997	##

Liabilities, less cash, receivables and other assets [(0.1%)]		(126,901)

Total Net Assets (100.0%)		$181,773,096

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (97.0%)

Aerospace & Defense (7.6%)
40,050	General Dynamics Corp.	3,505,176
38,300	Rockwell Collins, Inc.	2,599,038
95,600	Spirit Aerosystems Holdings, Inc. Class A	2,317,344	*
76,100	Textron, Inc.	2,101,121
		10,522,679
Auto Components (1.6%)
30,300	Lear Corp.	2,168,571

Capital Markets (1.9%)
40,400	State Street Corp.	2,656,300

Chemicals (2.1%)
31,900	Ashland, Inc.	2,950,112

Commercial Banks (5.5%)
76,900	BankUnited, Inc.	2,398,511
52,800	BB&T Corp.	1,782,000
53,400	Comerica, Inc.	2,099,154
163,600	Huntington Bancshares, Inc.	1,351,336
		7,631,001
Commercial Services & Supplies (6.3%)
51,400	ADT Corp.	2,089,924	*
139,500	Covanta Holding Corp.	2,982,510
49,500	Republic Services, Inc.	1,651,320
58,800	Tyco International Ltd.	2,056,824
		8,780,578
Construction & Engineering (2.2%)
94,400	KBR, Inc.	3,081,216

Containers & Packaging (1.9%)
61,050	Avery Dennison Corp.	2,656,896

Electric Utilities (4.6%)
28,800	Edison International	1,326,528
134,100	NV Energy, Inc.	3,166,101
35,800	Pinnacle West Capital Corp.	1,959,692
		6,452,321
Electrical Equipment (1.0%)
20,800	Regal-Beloit Corp.	1,412,944

Electronic Equipment, Instruments & Components (3.7%)
73,700	Dolby Laboratories, Inc. Class A	2,543,387
294,300	Flextronics International Ltd.	2,675,187	*
		5,218,574
Energy Equipment & Services (2.0%)
46,500	Cameron International Corp.	2,714,205	*

Food & Staples Retailing (7.2%)
60,900	CVS Caremark Corp.	3,456,075
206,350	Safeway, Inc.	6,601,137
		10,057,212
Health Care Equipment & Supplies (4.4%)
49,800	Covidien PLC	3,034,812
37,500	Zimmer Holdings, Inc.	3,080,250
		6,115,062
Health Care Providers & Services (4.7%)
61,300	Cardinal Health, Inc.	3,196,795
60,100	Omnicare, Inc.	3,335,550
		6,532,345
Health Care Technology (0.1%)
6,700	Allscripts Healthcare Solutions, Inc.	99,629	*

Independent Power Producers & Energy Traders (1.9%)
193,800	AES Corp.	2,575,602

IT Services (8.3%)
80,300	Amdocs Ltd.	2,942,192
72,600	Fidelity National Information Services, Inc.	3,371,544
97,400	VeriFone Systems, Inc.	2,226,564	*
160,300	Western Union Co.	2,991,198
		11,531,498
Multi-Utilities (2.0%)
114,000	CenterPoint Energy, Inc.	2,732,580

Multiline Retail (1.8%)
48,900	Kohl's Corp.	2,530,575

Oil, Gas & Consumable Fuels (3.8%)
56,100	Devon Energy Corp.	3,240,336
16,638	Energy Transfer Partners L.P.	866,341
33,400	Southwestern Energy Co.	1,215,092	*
		5,321,769
Pharmaceuticals (0.2%)
6,225	Mallinckrodt PLC	274,460	*

Real Estate Investment Trusts (5.1%)
126,277	Corrections Corporation of America	4,362,870
113,700	Starwood Property Trust, Inc.	2,725,389
		7,088,259
Road & Rail (1.4%)
65,900	Avis Budget Group, Inc.	1,899,897	*

Semiconductors & Semiconductor Equipment (1.5%)
86,000	Skyworks Solutions, Inc.	2,136,240	*

Software (6.1%)
42,700	Check Point Software Technologies Ltd.	2,415,112	*
183,700	Nuance Communications, Inc.	3,434,272	*
109,300	Symantec Corp.	2,705,175
		8,554,559
Specialty Retail (6.1%)
77,200	Best Buy Co., Inc.	2,895,000
105,300	Express, Inc.	2,484,027	*
213,400	Staples, Inc.	3,126,310
		8,505,337

Thrifts & Mortgage Finance (2.0%)
195,900	People's United Financial, Inc.	2,817,042

Total Common Stocks (Cost $104,411,442)		135,017,463

Short-Term Investments (3.5%)
4,918,915	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $4,918,915)	4,918,915

Total Investments (100.5%)

(Cost $109,330,357)		139,936,378	##

Liabilities, less cash, receivables and other assets [(0.5%)]		(761,117)

Total Net Assets (100.0%)		$139,175,261

See Notes to Schedule of Investments

 SEPTEMBER 30, 2013

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (15.9%)
4,000,000	U.S. Treasury Notes, 1.00%, due 1/15/14	4,011,092
10,635,000	U.S. Treasury Notes, 2.13%, due 11/30/14	10,878,031
2,295,000	U.S. Treasury Notes, 0.38%, due 3/15/15	2,300,558
13,610,000	U.S. Treasury Notes, 0.63%, due 7/15/16 & 8/15/16	13,624,004
5,000,000	U.S. Treasury Notes, 0.88%, due 9/15/16	5,036,145
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $35,898,012)	35,849,830

Mortgage-Backed Securities (28.6%)

Adjustable Jumbo Balance (0.9%)
1,948,001	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.62%, due 12/25/34	1,978,866	µ

Adjustable Mixed Balance (2.5%)
2,415,877	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.61%, due 9/20/36	1,622,276	µ
1,658,593	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.65%, due 5/25/34	1,640,768	µ
2,284,572	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	2,102,566	µ
351,052	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.31%, due 6/19/34	348,434	µ
		5,714,044
Commercial Mortgage-Backed (13.2%)
2,350,000	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	2,349,999
361,365	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.51%, due 1/15/46	366,456	µ
4,650,000	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	4,648,614
1,979,318	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.99%, due 6/15/38	2,165,679	µ
1,680,281	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	1,695,776
2,300,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	2,491,500
2,152,019	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	2,165,005	ñ
5,417,140	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	5,431,268
1,824,496	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	1,857,092	ñ
562,724	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	564,279
36,926	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.49%, due 12/15/44	36,918	µ
3,854,192	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	4,125,901
1,907,407	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	1,935,285	ñ
		29,833,772
Mortgage-Backed Non-Agency (1.8%)
819,308	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	876,945	ñ
2,525,272	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,717,127	ñ
467,070	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	497,983	ñ
		4,092,055
Fannie Mae (5.6%)
696,782	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.40%, due 9/26/33	687,344	µ
2,862,586	Pass-Through Certificates, 3.50%, due 10/1/25	3,022,345
4,547,213	Pass-Through Certificates, 3.00%, due 9/1/27	4,712,551
3,866,462	Pass-Through Certificates, 4.50%, due 5/1/41	4,144,543
		12,566,783
Freddie Mac (4.6%)
8,108	Pass-Through Certificates, 10.00%, due 4/1/20	8,146
2,818,491	Pass-Through Certificates, 3.50%, due 5/1/26	2,967,219
3,848,113	Pass-Through Certificates, 3.00%, due 1/1/27	3,980,348
3,106,688	Pass-Through Certificates, 4.50%, due 11/1/39	3,305,571
		10,261,284
	Total Mortgage-Backed Securities (Cost $65,481,107)	64,446,804

Corporate Debt Securities (41.2%)

Auto Manufacturers (1.0%)
2,215,000	Daimler Finance N.A. LLC, Guaranteed Notes, 1.65%, due 4/10/15	2,235,626	ñ

Banks (12.9%)
980,000	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	979,882
1,110,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	1,167,591
3,130,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	3,200,500
1,540,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 10/15/13	1,542,276
1,280,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	1,289,402
6,300,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.88%, due 3/20/15	6,399,219
2,975,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	3,065,577
480,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	482,405
1,445,000	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	1,440,561
4,875,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	4,936,474
1,905,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	1,910,905
2,780,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	2,800,388
		29,215,180
Beverages (2.0%)
4,295,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	4,292,483
280,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	279,389	ñ
		4,571,872
Commercial Services (0.9%)
1,760,000	ERAC USA Finance LLC, Guaranteed Notes, 2.25%, due 1/10/14	1,767,459	ñ
305,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	303,672	ñ
		2,071,131
Computers (2.8%)
1,300,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	1,322,032
5,050,000	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	5,082,734
		6,404,766
Diversified Financial Services (7.2%)
1,900,000	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	1,908,710	ñ
2,165,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.65%, due 4/1/14	2,180,382
875,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	883,109
1,880,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,944,728
2,145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	2,144,713
1,890,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	1,903,050
1,405,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	1,407,143	ñ
1,900,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	1,910,596
1,980,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	1,995,949
		16,278,380
Food (0.3%)
660,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	670,326

Healthcare - Services (0.3%)
665,000	Ventas Realty L.P., Guaranteed Notes, 1.55%, due 9/26/16	666,045

Insurance (0.6%)
1,310,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	1,313,916

Internet (0.6%)
1,310,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	1,308,026

Media (3.0%)
3,250,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	3,377,871
3,430,000	NBC Universal Media LLC, Guaranteed Notes, 2.10%, due 4/1/14	3,457,715
		6,835,586
Mining (0.9%)
1,280,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	1,290,908
770,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	770,386
		2,061,294
Oil & Gas (0.5%)
500,000	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	494,782
615,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	614,990
		1,109,772
Pharmaceuticals (4.0%)
3,420,000	AbbVie, Inc., Senior Unsecured Notes, 1.20%, due 11/6/15	3,432,651
1,555,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	1,579,902
500,000	McKesson Corp., Senior Unsecured Notes, 0.95%, due 12/4/15	500,528
935,000	Mylan, Inc., Guaranteed Notes, 1.80%, due 6/24/16	939,065	ñ
2,250,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	2,337,626
240,000	Zoetis, Inc., Senior Unsecured Notes, 1.15%, due 2/1/16	240,987	ñ
		9,030,759
Pipelines (0.8%)
815,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	819,337
875,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	877,757
		1,697,094
Retail (1.4%)
3,100,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	3,130,678

Telecommunications (2.0%)
2,135,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	2,140,318
370,000	AT&T, Inc., Senior Unsecured Notes, 0.90%, due 2/12/16	368,317
1,915,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	1,974,210
		4,482,845
	Total Corporate Debt Securities (Cost $93,407,421)	93,083,296

Asset-Backed Securities (12.9%)
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.42%, due 5/15/20	6,807,815	µ
3,705,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.28%, due 4/24/17	3,699,142	µ
14,363	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	14,366
906,089	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	906,912
1,974,487	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	1,974,704
571,196	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	571,794
737,532	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.35%, due 11/23/22	735,207	µ
2,802,151	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	2,802,103
2,323,462	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.42%, due 1/25/21	2,321,295	µ
4,348,805	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.35%, due 4/25/23	4,332,719	µ
1,596,655	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.63%, due 9/25/26	1,594,163	µ
3,765,948	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.35%, due 6/25/36	3,298,033	µ

	Total Asset-Backed Securities (Cost $28,198,449)	29,058,253

NUMBER OF SHARES

Short-Term Investments (2.9%)
6,533,898	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,533,898)	6,533,898

	Total Investments (101.5%) (Cost $229,518,887)	228,972,081	##

	Liabilities, less cash, receivables and other assets [(1.5%)]	(3,394,686)

	Total Net Assets (100.0%)	$225,577,395

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments Small Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (98.3%)

Aerospace & Defense (6.2%)
12,100	DigitalGlobe, Inc.	382,602	*
4,900	HEICO Corp.	331,926
3,900	Moog, Inc. Class A	228,813	*
10,700	Orbital Sciences Corp.	226,626	*
		1,169,967
Auto Components (2.4%)
4,300	Drew Industries, Inc.	195,822
13,600	Gentherm, Inc.	259,488	*
		455,310
Biotechnology (7.0%)
2,200	Aegerion Pharmaceuticals, Inc.	188,562	*
7,900	Alkermes PLC	265,598	*
3,100	Alnylam Pharmaceuticals, Inc.	198,431	*
600	Clovis Oncology, Inc.	36,468	*
17,200	Dyax Corp.	117,992	*
9,300	Gentium SpA ADR	252,309	*
11,600	Insmed, Inc.	181,076	*
17,300	TG Therapeutics, Inc.	88,057	*
		1,328,493
Chemicals (1.2%)
7,600	PolyOne Corp.	233,396

Commercial Banks (4.0%)
5,300	First Financial Holdings, Inc.	292,348
8,500	Home BancShares, Inc.	258,145
7,600	Renasant Corp.	206,492
		756,985
Communications Equipment (1.4%)
21,200	Calix, Inc.	269,876	*

Construction Materials (1.1%)
4,500	Caesar Stone Sdot Yam Ltd.	205,560	*

Consumer Finance (1.1%)
4,600	Encore Capital Group, Inc.	210,956	*

Containers & Packaging (1.3%)
27,900	Graphic Packaging Holding Co.	238,824	*

Diversified Consumer Services (2.9%)
6,200	Bright Horizons Family Solutions, Inc.	222,146	*
17,100	Carriage Services, Inc.	331,740
		553,886
Diversified Financial Services (1.3%)
9,800	Marlin Business Services Corp.	244,608

Electrical Equipment (2.2%)
4,800	Generac Holdings, Inc.	204,672
13,400	PowerSecure International, Inc.	215,070	*
		419,742
Energy Equipment & Services (0.9%)
8,400	C&J Energy Services, Inc.	168,672	*

Food & Staples Retailing (3.4%)
6,100	Natural Grocers by Vitamin Cottage, Inc.	242,170	*
2,300	PriceSmart, Inc.	219,052
2,800	United Natural Foods, Inc.	188,216	*
		649,438
Food Products (1.5%)
14,400	WhiteWave Foods Co. Class A	287,568	*

Health Care Equipment & Supplies (8.7%)
6,800	ArthroCare Corp.	241,944	*
3,500	Cyberonics, Inc.	177,590	*
13,700	Endologix, Inc.	220,981	*
11,100	Globus Medical, Inc. Class A	193,806	*
23,050	Novadaq Technologies, Inc.	382,169	*
11,800	Spectranetics Corp.	198,004	*
21,900	TearLab Corp.	242,214	*
		1,656,708
Health Care Providers & Services (1.3%)
6,300	Acadia Healthcare Co., Inc.	248,409	*

Health Care Technology (2.1%)
5,800	HealthStream, Inc.	219,704	*
7,600	Omnicell, Inc.	179,968	*
		399,672
Internet & Catalog Retail (1.3%)
6,050	Blue Nile, Inc.	247,626	*

Internet Software & Services (8.3%)
4,500	Cornerstone OnDemand, Inc.	231,480	*
1,850	CoStar Group, Inc.	310,615	*
6,000	Demandware, Inc.	277,980	*
13,700	Responsys, Inc.	226,050	*
4,000	SPS Commerce, Inc.	267,680	*
53,100	Zix Corp.	259,659	*
		1,573,464
IT Services (3.9%)
5,950	Cardtronics, Inc.	220,745	*
7,600	EPAM Systems, Inc.	262,200	*
5,600	MAXIMUS, Inc.	252,224
		735,169
Life Sciences Tools & Services (1.1%)
4,900	ICON PLC	200,557	*

Machinery (3.1%)
1,700	Chart Industries, Inc.	209,168	*
3,100	Mueller Industries, Inc.	172,577
5,500	TriMas Corp.	205,150	*
		586,895
Multiline Retail (4.1%)
51,000	Tuesday Morning Corp.	778,770	*

Oil, Gas & Consumable Fuels (2.9%)
5,600	Bonanza Creek Energy, Inc.	270,256	*
5,650	Oasis Petroleum, Inc.	277,584	*
		547,840
Pharmaceuticals (2.0%)
18,600	AcelRx Pharmaceuticals, Inc.	200,322	*
8,600	Akorn, Inc.	169,248	*
		369,570
Road & Rail (1.0%)
4,150	Old Dominion Freight Line, Inc.	190,859	*

Software (11.9%)
6,200	Aspen Technology, Inc.	214,210	*
3,050	CommVault Systems, Inc.	267,881	*
1,800	Concur Technologies, Inc.	198,900	*
4,400	FleetMatics Group PLC	165,220	*
4,200	Guidewire Software, Inc.	197,862	*
2,100	NetSuite, Inc.	226,674	*
8,050	PTC, Inc.	228,862	*
7,400	QLIK Technologies, Inc.	253,376	*
2,400	Tyler Technologies, Inc.	209,928	*
2,000	Ultimate Software Group, Inc.	294,800	*
		2,257,713
Specialty Retail (4.9%)
5,000	Asbury Automative Group, Inc.	266,000	*
7,150	Tile Shop Holdings, Inc.	210,853	*
3,200	Tractor Supply Co.	214,944
15,900	Zale Corp.	241,680	*
		933,477
Textiles, Apparel & Luxury Goods (2.6%)
19,200	Fifth & Pacific Cos., Inc.	482,496	*

Trading Companies & Distributors (1.2%)
2,450	Watsco, Inc.	230,962

Total Common Stocks
(Cost $16,187,529)		18,633,468
Short-Term Investments (6.0%)
1,138,057	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,138,057)	1,138,057

Total Investments (104.3%)
(Cost $17,325,586)		19,771,525	##

Liabilities, less cash, receivables and other assets [(4.3%)]		(810,165)

Total Net Assets (100.0%)		$18,961,360

See Notes to Schedule of Investments

SEPTEMBER 30, 2013

Schedule of Investments Socially Responsive Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (96.8%)

Airlines (0.9%)
50,625	Ryanair Holdings PLC ADR	2,518,088

Auto Components (2.3%)
65,311	BorgWarner, Inc.	6,621,882

Capital Markets (2.1%)

167,986	Lazard Ltd. Class A	6,050,856
Chemicals (1.9%)
56,641	Ecolab, Inc.	5,593,865

Commercial Services & Supplies (1.4%)
141,246	Herman Miller, Inc.	4,121,558

Consumer Finance (4.4%)
168,203	American Express Co.	12,702,691

Diversified Financial Services (4.9%)
51,688	CME Group, Inc.	3,818,709
57,550	IntercontinentalExchange, Inc.	10,440,721	*
		14,259,430
Diversified Telecommunication Services (1.0%)
96,312	tw telecom, inc.	2,876,358	*

Electronic Equipment, Instruments & Components (2.0%)
183,229	National Instruments Corp.	5,667,273

Energy Equipment & Services (2.3%)
115,134	Cameron International Corp.	6,720,372	*

Food & Staples Retailing (1.4%)
35,123	Costco Wholesale Corp.	4,043,360

Food Products (6.2%)
50,114	J.M. Smucker Co.	5,263,975
54,231	McCormick & Co., Inc.	3,508,746
241,574	Unilever NV	9,112,171
		17,884,892
Health Care Equipment & Supplies (5.4%)
79,191	Becton, Dickinson & Co.	7,920,684
123,735	Covidien PLC	7,540,411
		15,461,095
Household Durables (4.7%)
493,763	Newell Rubbermaid, Inc.	13,578,482

Household Products (2.7%)
103,330	Procter & Gamble Co.	7,810,715

Industrial Conglomerates (8.2%)
81,934	3M Co.	9,783,739
199,639	Danaher Corp.	13,838,975
		23,622,714
Industrial Gases (1.8%)
44,171	Praxair, Inc.	5,309,796

Insurance (3.7%)
392,046	Progressive Corp.	10,675,413

Internet Software & Services (1.8%)
5,931	Google, Inc. Class A	5,195,022	*

IT Services (1.4%)
5,990	MasterCard, Inc. Class A	4,029,952

Machinery (1.8%)
67,532	Pall Corp.	5,202,665

Media (2.2%)
82,239	Scripps Networks Interactive, Inc. Class A	6,423,688
Metals & Mining (2.1%)
121,447	Nucor Corp.	5,953,332

Oil, Gas & Consumable Fuels (7.1%)
475,230	BG Group PLC	9,082,180
34,905	Cimarex Energy Co.	3,364,842
122,173	Noble Energy, Inc.	8,186,813
		20,633,835
Pharmaceuticals (3.0%)
32,036	Roche Holding AG	8,639,996

Road & Rail (1.8%)
72,437	J.B. Hunt Transport Services, Inc.	5,282,830

Semiconductors & Semiconductor Equipment (8.1%)
237,682	Altera Corp.	8,832,263
365,096	Texas Instruments, Inc.	14,702,416
		23,534,679
Software (3.1%)
137,063	Intuit, Inc.	9,088,648

Specialty Chemicals (0.7%)
49,425	Novozymes A/S B Shares	1,890,721

Specialty Retail (4.5%)
55,283	O'Reilly Automotive, Inc.	7,053,558	*
103,865	TJX Cos., Inc.	5,856,947
		12,910,505
Trading Companies & Distributors (1.9%)
21,489	W.W. Grainger, Inc.	5,623,886

Total Common Stocks
(Cost $199,780,304)		279,928,599

Short-Term Investments (3.5%)
10,002,636	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $10,002,636)	10,002,636

Principal Amount

Certificates of Deposit (0.1%)
$100,000	Self Help Credit Union, 0.25%, due 10/21/13	100,000
100,000	Self Help Credit Union, 0.25%, due 10/29/13	100,000

Total Certificates of Deposit
(Cost $200,000)		200,000	#

Total Investments (100.4%)
(Cost $209,982,940)		290,131,235	##

Liabilities, less cash, receivables and other assets [(0.4%)]		(1,104,764)

Total Net Assets (100.0%)		$289,026,471

See Notes to Schedule of Investments

September 30, 2013 (UNAUDITED)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Equity Portfolio (“International Equity”), Neuberger Berman Large Cap Value Portfolio (“Large Cap Value”), Neuberger Berman Mid Cap Growth Portfolio (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”), Neuberger Berman Small Cap Growth Portfolio (“Small Cap Growth”), and Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (ADRs) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of September 30, 2013:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Balanced
Investments:
Common Stocks^	$9,387,504	$-	$-	$9,387,504
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	972,971	-	972,971
Mortgage-Backed Securities^	-	1,463,945	100,000	1,563,945
Corporate Debt Securities^	-	2,171,572	-	2,171,572
Asset-Backed Securities	-	549,015	-	549,015
Short-Term Investments	-	172,290	-	172,290
Total Investments	9,387,504	5,329,793	100,000	14,817,297
Growth
Investments:
Common Stocks^	7,525,087	-	-	7,525,087
Short-Term Investments	-	480,134	-	480,134
Total Investments	7,525,087	480,134	-	8,005,221
Guardian
Investments:
Common Stocks^	91,579,488	-	-	91,579,488
Short-Term Investments	-	809,428	-	809,428
Total Investments	91,579,488	809,428	-	92,388,916
International Equity
Investments:
Common Stocks^	20,641,894	-	-	20,641,894
Short-Term Investments	-	71,318	-	71,318
Total Investments	20,641,894	71,318	-	20,713,212

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Large Cap Value
Investments:
Common Stocks^	64,781,908	-	-	64,781,908
Short-Term Investments	-	668,435	-	668,435
Total Investments	64,781,908	668,435	-	65,450,343
Mid Cap Growth
Investments:
Common Stocks^	179,164,260	-	-	179,164,260
Short-Term Investments	-	2,735,737	-	2,735,737
Total Investments	179,164,260	2,735,737	-	181,899,997
Mid Cap Intrinsic Value
Investments:
Common Stocks^	135,017,463	-	-	135,017,463
Short-Term Investments	-	4,918,915	-	4,918,915
Total Investments	135,017,463	4,918,915	-	139,936,378
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	35,849,830	-	35,849,830
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities	-	27,483,773	2,349,999	29,833,772
Other Mortgage-Backed Securities^	-	34,613,032	-	34,613,032
Corporate Debt Securities^	-	93,083,296	-	93,083,296
Asset-Backed Securities	-	29,058,253	-	29,058,253
Short-Term Investments	-	6,533,898	-	6,533,898
Total Investments	-	226,622,082	2,349,999	228,972,081
Small Cap Growth
Investments:
Common Stocks^	18,633,468	-	-	18,633,468
Short-Term Investments	-	1,138,057	-	1,138,057
Total Investments	18,633,468	1,138,057	-	19,771,525
Socially Responsive
Investments:
Common Stocks^	279,928,599	-	-	279,928,599
Short-Term Investments	-	10,002,636	-	10,002,636
Certificates of Deposit	-	200,000	-	200,000
Total Investments	279,928,599	10,202,636	-	290,131,235

^	The Schedule of Investments (and Summary Schedule of Investments by Industry for International Equity) provides information on the industry and/or country categorization for the portfolio.

	Beginning balance, as of 1/1/13	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 9/30/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/13
Investments in Securities:
Short Duration Mortgage-Backed Securities Commercial Mortgage- Backed Securities	$-	$-	$(1)	$2,350,000	$-	$-	$-	$2,349,999	$(1)

Balanced Mortgage-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Backed Securities Commercial Mortgage- Backed Securities	$-	$-	$-	$100,000	$-	$-	$-	$100,000	$-

As of the period ending September 30, 2013, certain securities were transferred from one level to another based on beginning of period market values as of December 31, 2012. $5,453,767, $11,778,512 and $15,246,658 were transferred from Level 2 to Level 1 for Guardian, International Equity and Socially Responsive, respectively.  Interactive provided adjusted prices for these securities as of September 30, 2013, as stated in the description of the valuation methods of foreign equity securities in footnote † above.  As of the period ending September 30, 2013, the Funds had no transfers into or out of Level 3.

#	At cost, which approximates market value.

##	At September 30, 2013, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$11,390,723	$3,499,998	$73,424	$3,426,574
Growth	4,998,628	3,023,094	16,501	3,006,593
Guardian	60,943,069	31,479,397	33,550	31,445,847
International Equity	16,726,320	4,296,658	309,766	3,986,892
Large Cap Value	57,203,273	8,571,437	324,367	8,247,070
Mid Cap Growth	119,478,678	63,024,265	602,946	62,421,319
Mid Cap Intrinsic Value	109,333,682	30,860,408	257,712	30,602,696
Short Duration Bond	230,811,079	979,823	2,818,821	(1,838,998)
Small Cap Growth	17,353,022	2,584,384	165,881	2,418,503
Socially Responsive	210,461,884	79,792,662	123,311	79,669,351

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At September 30, 2013, these securities amounted to $342,371 or 2.3% of net assets for Balanced and $19,131,488 or 8.5% of net assets for Short Duration Bond.

b	Effective May 1, 2013. Formerly International Portfolio through April 30, 2013.

µ
Floating rate securities are securities whose yields vary with a designated index or market rate.  These securities are shown at their current rates as of September 30, 2013, and their final maturities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 25, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: November 25, 2013